ENTERPRISE-WIDE DISCLOSURE (Details - Schedule of Revenue by region) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,940,346	$ 144,013	$ 6,161,122	$ 367,113
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,478,654	122,500	4,681,105	331,850
VIET NAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	143,692	0	855,917	0
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	318,000	0	622,850	0
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 21,513	$ 1,250	$ 35,263